                                                     OMB Approval

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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR
              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-2957

                              KEYCO BOND FUND, INC.
               (Exact name of registrant as specified in charter)

     27777 Franklin Road, Suite 1850
         Southfield, Michigan                                        48034
(Address of principal executive offices)                           (Zip code)

                            Joel D. Tauber, President
                              Keyco Bond Fund, Inc.
                         27777 Franklin Road, Suite 1850
                           Southfield, Michigan 48034
                     (Name and Address of agent for service)

       Registrant's telephone number, including area code: (248) 353-0790

                      Date of fiscal year end: September 30

                  Date of reporting period: September 30, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940(17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays current valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.  ANNUAL REPORT TO SHAREHOLDERS.

                              KEYCO BOND FUND, INC.
                        27777 FRANKLIN ROAD - SUITE 1850
                           SOUTHFIELD, MICHIGAN 48034
                                 (248) 353-0790

November 24, 2004

To Our Shareholders:

      We are pleased to send you this Annual Report of Keyco Bond Fund, Inc. for the year ended September 30, 2004.

      As you may be aware, the Securities and Exchange Commission (SEC) has issued many new rules during the past year. One of the SEC rules requires that our report on the Fund's performance be issued in a separate document entitled Management's Discussion of Fund Performance which we have enclosed.

      The Board of Directors, on November 18, 2004, declared quarterly dividends totaling 94 cents per share for the year ending September 30, 2005. This amount is subject to revision in September 2005 based upon actual net investment income for the year. Dividends are paid quarterly on the first business day of February, May, August and November.

      Additional dividends were also declared by the Board of Directors in order to make taxable distributions required by the Internal Revenue Code. The Fund paid a total of $12,326 (approximately one cent per share) as a capital gain dividend for the period November 2003 through October 2004. The Fund also paid a total of $7,185 (approximately 0.6 cents per share) as an ordinary income distribution of market discount for the period January 1 through October 31, 2004.

      Both of these dividends were included in the November 2004 payment. An IRS Form 1099-DIV will be issued in January 2005 only to those shareholders receiving over $10 of either taxable dividend.

      The Annual Meeting of Shareholders of Keyco Bond Fund, Inc. will be held at 27777 Franklin Road, Suite 1850, Southfield, Michigan, on Friday, December 17, 2004 at 10:30 a.m. for the purpose of electing Directors and ratifying the selection of Grant Thornton LLP as our auditors.

      Mark Schlussel and David Page continue to serve as independent outside Directors, and their remuneration remains at $1,500 each per meeting. In addition, the fund pays $35,000 annually for certain administrative services and office space, an increase of $5,000 from the prior year.

      Beginning with the fiscal quarter ending December 31, 2004, the Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The Fund's Form N-Q may be viewed and copied at the SEC's Public Reference Room in Washington DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the Fund's portfolio holdings, a copy of the Fund's most recent quarterly holding report, semi-annual report, or annual report may be requested by writing Keyco Bond Fund, Inc., 27777 Franklin Road, Suite 1850, Southfield, MI 48034.

      If you have any questions concerning the Fund or the enclosed information, please call me.

On behalf of the Board of Directors,

/s/ Joel D. Tauber

Joel D. Tauber
President

Enclosures

KEYCO BOND FUND, INC.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
FOR YEAR ENDED SEPTEMBER 30, 2004

      The Fund's primary investment objective is to earn as high a level of current interest income exempt from federal income taxes as is available from municipal bonds, consistent with prudent investment management and preservation of capital. Capital appreciation is a minor investment objective of the Fund.

NET INVESTMENT INCOME

      The Fund's net investment income is primarily dependent upon interest rates at the times the bonds in the portfolio were purchased.

      Net investment income for the year was $1,283,710 or $1.01 per share compared with $1,286,033 or $1.01 per share last year. This $2,323 change was the net result of an increase of $5,418 in interest income offset by an increase of $7,741 in expenses. Most of the increase in expenses related to compliance with Securities and Exchange Commission directives.

      As of September 30, 2004, the weighted average annual yield on the Fund's portfolio was 5.5% based on cost and 5.1% based on market value.

VALUATION OF BONDS AND NET ASSET VALUE

      Because the municipal bonds in the Fund's portfolio are not actively traded and market quotations are not readily available, the bonds are stated at fair value. The fair value for each bond is provided by the Fund's custodian, who uses a matrix pricing system.

      The Fund's net asset value is calculated by subtracting the Fund's liabilities from its assets. The valuation of the Fund's most significant assets, its bond portfolio, is affected by market interest rates and maturity and call dates. When rates increase, the value of the bond portfolio decreases. When rates decrease, the value of the bond portfolio increases. Longer maturity dates magnify the effect of interest rate changes.

      During the past year, there was some fluctuation in market interest rates but rates at the end of the year were similar to those at the beginning of the year.

      The net asset value of the Fund was $27,022,098 or $21.32 per share at September 30, 2004, a decrease of $232,309 or $.19 per share from September 30, 2003. This change is mostly the result of a decrease in unrealized appreciation of investments.

      The weighted average maturity was 11.3 years, slightly less than the prior year.

KEYCO BOND FUND, INC.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
FOR YEAR ENDED SEPTEMBER 30, 2004
PAGE 2

ASSET ALLOCATION

      The bond portfolio is allocated by state as follows:

                           ASSET ALLOCATION BY STATE

                                  [PIE CHART]

Other                           20%
Texas                           13%
New York                         9%
Michigan                        58%

OTHER

      During the year 12 bonds were either called or matured for total proceeds of $1,952,100. The Fund realized a capital gain of $29,131 which is taxable to the shareholders.

      Cash from these dispositions was reinvested in bonds maturing in seventeen to nineteen years. Portfolio turnover was 5.2%.

KEYCO BOND FUND, INC.
REPORT ON AUDIT OF FINANCIAL STATEMENTS
FOR THE YEAR ENDED SEPTEMBER 30, 2004

KEYCO BOND FUND, INC.
INDEX
SEPTEMBER 30, 2004

                                                                      PAGE(S)
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM..........       1

FINANCIAL STATEMENTS
Statement of Assets and Liabilities .............................       2

Statement of Operations..........................................       3

Statement of Changes in Net Assets...............................       4

Notes to Financial Statements..................................       5-6

SUPPLEMENTAL SCHEDULES
Schedule of Portfolio Investments..............................       7-8

Financial Highlights.............................................       9

Grant Thornton LLP                                         [GRANT THORNTON LOGO]

US Member of Grant Thornton International

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Directors and Stockholders
Keyco Bond Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments of Keyco Bond Fund, Inc. as of September 30, 2004 and the related statements of operations, changes in net assets and the financial highlights (collectively the "financial statements") for the year then ended. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit. The financial statements of Keyco Bond Fund, Inc. as of and for the year ended September 30, 2003, and the financial highlights for each of the four years in the period then ended, were audited by other auditors. Those auditors expressed an unqualified opinion on those financial statements and financial highlights in their report dated October 24, 2003.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at September 30, 2004, provides a reasonable basis for our opinion.

In our opinion, the 2004 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Keyco Bond Fund, Inc. as of September 30, 2004, and the results of its operations and changes in its net assets for the year then ended in conformity with accounting principles generally accepted in the United States of America.

/s/ Grant Thornton LLP

Southfield, Michigan
October 21, 2004

27777 Franklin Road
Suite 800
Southfield, Michigan 48034
T 248.262.1950
F 248.350.3581
www.grantthornton.com

KEYCO BOND FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2004

ASSETS
Investments in securities, at fair value (cost $24,675,107)                      $ 26,654,262
Cash                                                                                  128,515
Accrued interest receivable                                                           451,016
                                                                                 ------------
                  Total assets                                                     27,233,793
                                                                                 ------------
LIABILITIES

Accounts payable                                                                        2,095
Dividends payable                                                                     209,600
                                                                                 ------------
                  Total liabilities                                                   211,695
                                                                                 ------------
Net assets applicable to outstanding capital shares,
equivalent to $21.32 per share based on 1,267,258
shares of capital stock outstanding                                              $ 27,022,098
                                                                                 ============

   The accompanying notes are an integral part of these financial statements.

KEYCO BOND FUND, INC.
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 2004

Interest income                                                                                        $ 1,377,373
Expenses
         Legal and accounting                                                       69,436
         Custodial fee                                                              15,000
         Directors' fees                                                             6,000
         Miscellaneous expense                                                       3,227
                                                                                ----------
                  Total expenses                                                                            93,663
                                                                                                       -----------
                  Net investment income                                                                  1,283,710
                                                                                                       -----------
Realized gain on investments
         Proceeds from calls and maturity                                        1,952,100
         Cost of securities called or matured                                    1,922,969
                                                                                ----------
                  Realized gain on investments                                                              29,131

Unrealized appreciation of investments
         Investments held, September 30, 2004

           At cost                                                              24,675,107
           At fair value                                                        26,654,262
                                                                                ----------
           Unrealized appreciation, September 30, 2004                           1,979,155
              Less: Unrealized appreciation, September 30, 2003                  2,215,142
                                                                                ----------
           Unrealized depreciation of investments                                                         (235,987)
                                                                                                       -----------
           Net loss on investments                                                                        (206,856)
                                                                                                       -----------
                  Increase in net assets resulting from operations                                       1,076,854
                                                                                                       ===========

   The accompanying notes are an integral part of these financial statements.

KEYCO BOND FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED SEPTEMBER 30, 2004 AND 2003

                                                                                   2004                    2003
Net assets, beginning of year                                                   $ 27,254,407           $ 27,512,603
                                                                                ------------           ------------
Changes in net assets from operations
         Net investment income                                                     1,283,710              1,286,033
         Net realized gain on investments                                             29,131                 89,355
         Changes in unrealized depreciation of investments                          (235,987)              (311,589)
                                                                                ------------           ------------
                  Net increase in net assets resulting from operations             1,076,854              1,063,799

Changes in net assets from capital transactions
         Dividends declared from net investment income                            (1,280,032)            (1,280,658)
         Dividends declared from net capital gains                                   (29,131)               (41,337)
                                                                                ------------           ------------
                  Net decrease in net assets                                        (232,309)              (258,196)
                                                                                ------------           ------------
                  Net assets, end of year                                       $ 27,022,098           $ 27,254,407
                                                                                ============           ============

   The accompanying notes are an integral part of these financial statements.

KEYCO BOND FUND, INC.
NOTES TO FINANCIAL STATEMENTS

1.    SIGNIFICANT ACCOUNTING POLICIES

      Keyco Bond Fund, Inc. (the "Fund") has registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified management company. The Fund became qualified as a regulated investment company under the Internal Revenue Code on October 1, 1979. Management intends to distribute to the shareholders substantially all earnings from that date. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

      SECURITY VALUATION

      The Fund has invested substantially all of its assets in long-term state and municipal debt obligations. Investments in these tax-exempt securities are stated at fair value. The fair value of the investments is provided by the Fund's custodian, who utilizes a matrix pricing system. The principal amount of each bond, as reflected in the schedule of portfolio investments, is due at maturity when the bond must be redeemed by the issuer. The cost of securities for federal income tax purposes approximates the cost for financial statement purposes.

      FEDERAL INCOME TAXES

      It is the Fund's intention to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its income to its shareholders. Therefore, no federal income tax provision is recorded.

      OTHER

      The Fund follows industry practice and records security transactions on the trade date. Cost of securities sold is determined by specific identification. Distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on an accrual basis.

      ESTIMATES

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.    NET ASSETS APPLICABLE TO OUTSTANDING CAPITAL SHARES

      Capital stock, $.02 par value; 3,000,000 shares authorized;
      1,267,258 shares issued and outstanding at September 30, 2004           $     25,345
      Additional paid-in capital                                                   730,733
      Retained earnings prior to July 1, 1979                                   24,093,500
      Accumulated undistributed net investment income                              193,365
      Net unrealized appreciation of investments, September 30, 2004             1,979,155
                                                                              ------------
        Net assets, September 30, 2004                                        $ 27,022,098
                                                                              ============

KEYCO BOND FUND, INC.
NOTES TO FINANCIAL STATEMENTS

3.    PURCHASES AND DISPOSITIONS OF SECURITIES

      The cost of purchases and the proceeds from dispositions of securities, other than United States government obligations and short-term notes, aggregated $1,370,374 and $1,952,100, respectively.

4.    PORTFOLIO MANAGER

      The Fund does not retain the services of an investment advisor or a third-party portfolio manager. The Fund, acting through its officers and with the review provided by the Board, makes investment decisions internally.

5.    RELATED PARTIES

      Legal and accounting expenses incurred include $30,000 for accounting and administrative services provided by an entity owned by an officer of the Fund.

KEYCO BOND FUND, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS
SEPTEMBER 30, 2004

LONG-TERM STATE AND                                                             PRINCIPAL                                  FAIR
MUNICIPAL OBLIGATIONS                                                            AMOUNT               COST                 VALUE
MICHIGAN (57.6% OF INVESTMENT FAIR VALUE)
Berkley, Michigan, City School District, 5%, May 2019                         $   425,000          $   441,093          $   455,405
Detroit, Michigan, FSA, Series A, 5%, April 2019                                  640,000              601,811              673,312
Detroit, Michigan, Distributable State Aid, 5.2%, May 2007                        520,000              516,001              559,338
Detroit, Michigan, City School District, 4.95%, May 2005                          200,000              186,398              203,798
Detroit, Michigan, City School District, 5.5%, May 2020                           385,000              398,463              426,156
Detroit, Michigan, City School District, 5%, May 2022                             500,000              517,300              525,700
Detroit, Michigan, Sewage Disposal, Series B, 5.25%, July 2015                    500,000              484,270              517,225
Detroit, Michigan, Sewage Disposal, Series A, 5%, July 2022                       250,000              250,000              262,652
Detroit, Michigan, Water Supply System, Series A, 5.5%, July 2015                 330,000              347,150              342,870
Dundee, Michigan, Community School District, 5.375%, May 2020                     365,000              359,525              400,263
Kalamazoo, Michigan, Hospital Finance Authority, Facilities Revenue,
   Bronson Methodist Hospital, 5.25%, May 2018                                    270,000              262,475              287,323
Lincoln, Michigan, Consolidated School District, 5%, May 2018                     170,000              170,000              176,462
Livonia, Michigan, Public Schools, 5.75%, May 2018                                380,000              395,200              436,187
Macomb County, Michigan, Building Authority, 5%, March 2021                       500,000              500,000              529,430
Madison, Michigan, District Public Schools, 5.125%, May 2018                      750,000              711,555              787,500
Michigan Municipal Bond Authority Revenue, State Revolving Fund,
   6.5%, October 2010                                                             550,000              599,769              561,000
Michigan Municipal Bond Authority Revenue, Local Government
   Loan Program, 6%, December 2013                                                130,000              134,940              133,466
Michigan Municipal Bond Authority Revenue, Local Government
   Loan Program, 5.375%, November 2017                                            150,000              154,161              158,377
Michigan Municipal Bond Authority Revenue, Clean Water,
   State Revolving Fund, 5%, October 2023                                         535,000              554,389              557,588
Michigan State Building Authority Revenue, Series 1, 4.75%,
   October 2021                                                                   270,000              281,257              275,467
Michigan State Trunk Line, Series A, 4.75%, November 2020                         120,000              107,835              123,488
Michigan State House of Representatives Certificates of Participation,
   5%, August 2020                                                                460,000              406,525              482,420
Novi, Michigan, Building Authority, 5.6%, October 2019                            420,000              458,161              467,515
Saginaw Valley State University General Revenue, Michigan, 5.25%,
   July 2019                                                                      610,000              569,478              653,780
Standish-Sterling, Michigan, Community Schools, 5.1%, May 2018                    150,000              136,501              156,452
University, Michigan, University Revenue Housing, 5.125%,
   November 2015                                                                  350,000              366,572              372,463
Warren, Michigan, Water and Sewer Revenue, 5.25%, November 2019                   500,000              534,250              549,160
Wayland, Michigan, Unified School District, 5.125%, May 2017                    1,025,000              976,231            1,086,602
Wayne County, Michigan, Airport Revenue, Series B, 5.25%,
   December 2015                                                                  135,000              136,832              145,166
Wayne County, Michigan, Airport Revenue, Series B, 5.25%,
   December 2017                                                                  500,000              526,803              535,440
Wayne County, Michigan, Airport Revenue, Series B, 4.875%,
   December 2023                                                                  325,000              332,079              329,491
West Ottawa, Michigan, Public School District, Series A, 5%, May 2022             565,000              575,407              594,555
Wyandotte, Michigan, Downtown Development, 6.25%,
   December 2008                                                                  750,000              727,440              859,440
Wyoming, Michigan, Public Schools, 5.25%, May 2017                                675,000              713,947              715,257
                                                                              -----------          -----------          -----------
                                                                               14,405,000           14,433,818           15,340,748
                                                                              -----------          -----------          -----------

KEYCO BOND FUND, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS
SEPTEMBER 30, 2004

LONG-TERM STATE AND                                                              PRINCIPAL                                  FAIR
MUNICIPAL OBLIGATIONS                                                             AMOUNT                COST                VALUE
ALL OTHER STATES AND TERRITORIES (42.4% OF INVESTMENT FAIR VALUE)
Alaska State Housing Finance Corporation, 6.1%, June 2007                      $    85,000          $    85,000          $    86,624
Alaska State Housing Finance Corporation, 6.2%, June 2008                          165,000              165,000              168,389
Gainesville, Florida, Utilities System Revenue, 6.5%, October 2014                 750,000              724,900              871,395
Honolulu, Hawaii, New Public Housing Authority, 5.75%, August 2008                 290,000              258,381              310,387
Honolulu, Hawaii, New Public Housing Authority, 5.75%, August 2009                 700,000              622,804              749,028
Maryland State Health and Higher Educational Facilities Authority
   Revenue Johns Hopkins Hospital Redevelopment Issue, 6.625%, July 2008           190,000              190,000              207,269
Mercer County, New Jersey, Improvement Authority Revenue,
   State Justice Complex, 6.4%, January 2018                                       500,000              463,270              596,785
Akron, New York, Central School District, 5.9%, June 2014                          100,000              108,776              104,892
Metropolitan Transportation Authority, New York, Commuter
   Facilities Revenue, 5.25%, July 2017                                            310,000              299,541              346,980
Monroe County, New York, Water Improvement, 5.5%, December 2008                    610,000              589,034              613,202
New York, New York, City Municipal Water Authority, Water and
   Sewer System Revenue, 5.625%, June 2019                                         320,000              330,407              344,048
New York, New York, City Municipal Water Authority, Water and
   Sewer System Revenue, 5.625%, June 2019                                         625,000              645,325              667,825
New York, New York, City Municipal Water Finance Authority,
   Water and Sewer System Revenue, 5.125%, June 2022                               205,000              194,549              213,307
Erie County, Hospital Authority PA Revenue, Erie County Geriatric
   Center, U. S. Treasury, 6.25%, July 2011                                        615,000              611,039              688,874
Puerto Rico Commonwealth Highway and Transportation Authority
   Highway Revenue, 6.25%, July 2012                                               500,000              544,085              603,915
Puerto Rico Industrial, Tourist, Educational, Medical and
   Environmental Control Facilities Financing Authority, 1998
   Series A, 5.375%, October 2013                                                  435,000              454,144              484,142
Puerto Rico Public Finance Corporation Commonwealth
   Appropriation, 5.375%, June 2017                                                565,000              560,231              658,592
Met. Government Nashville and Davidson County, Tennessee,
   Health and Educational Facilities Board Revenue, Meharry
   Medical College-HEW, collateralized, 7.875%, December 2004                       20,000               19,216               20,208
Austin, Texas, Utility System Revenue, 6%, April 2006                              500,000              474,565              531,550
Canutillo, Texas, Independent School District, 5%, August 2023                     450,000              458,931              469,863
Conroe, Texas, Independent School District and Schoolhouse, 5.3%,
   February 2020                                                                   480,000              488,578              510,643
Corpus Christi, Texas, Business and Job Development Corporate Sales
   Tax Revenue, 5%, September 2021                                                 475,000              483,906              497,696
Frisco, Texas, Certificates of Obligation, 5.25%, February 2018                    500,000              527,365              545,080
Houston, Texas, Airport System Revenue, Series B, 5.5%, July 2020                  730,000              763,366              812,088
Sherman, Texas, New Public Housing Authority, 5.75%, March 2006                    200,000              178,876              210,732
                                                                               -----------          -----------          -----------
                                                                                10,320,000           10,241,289           11,313,514
                                                                               -----------          -----------          -----------
      Total investments                                                        $24,725,000          $24,675,107          $26,654,262
                                                                               ===========          ===========          ===========

KEYCO BOND FUND, INC.
FINANCIAL HIGHLIGHTS

Contained below are per share operating performance data for a share outstanding, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                              2004          2003            2002            2001             2000
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                      $    21.51     $    21.71      $    21.09      $    20.45      $    20.47

Net investment income                                           1.01           1.01            1.06            1.09            1.13
Net realized and unrealized gain (loss) on investments         (0.16)         (0.17)           0.62            0.67           (0.03)
                                                          ----------     ----------      ----------      ----------      ----------
            Total from investment operations                    0.85           0.84            1.68            1.76            1.10
                                                          ----------     ----------      ----------      ----------      ----------

Less distributions from
         Net investment income                                 (1.01)         (1.01)          (1.06)          (1.12)          (1.12)
         Net realized gain on investments                      (0.03)         (0.03)              -               -               -
                                                          ----------     ----------      ----------      ----------      ----------
           Total distributions                                 (1.04)         (1.04)          (1.06)          (1.12)          (1.12)
                                                          ----------     ----------      ----------      ----------      ----------
Net asset value, end of period                            $    21.32     $    21.51      $    21.71      $    21.09      $    20.45
                                                          ==========     ==========      ==========      ==========      ==========
TOTAL RETURN PER SHARE NET ASSET VALUE (a)                       4.0%           3.9%            8.0%            8.6%            5.4%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in 000s)                       $   27,022     $   27,254      $   27,513      $   26,727      $   25,914
Ratio of net investment income to average net assets             4.7%           4.7%            5.0%            5.2%            5.5%
Ratio of expenses to average net assets                          0.3%           0.3%            0.3%            0.2%            0.2%
Portfolio turnover rate                                          5.2%          15.3%           12.3%           11.4%            7.2%

(a) Total investment return based on per share net asset value reflects the percent return calculated on beginning of period net asset value and assumes dividend and capital gain distributions were not reinvested. These percentages are not an indication of the performance of a shareholder's investment in the Fund.

ITEM 2. CODE OF ETHICS.

      As of September 30, 2004, the registrant had adopted a code of ethics applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether such individuals are employed by the registrant or a third-party. A copy of the registrant's Code of Ethics is available to shareholders upon request. If you would like to receive a copy, please contact Keyco Bond Fund, Inc. at 27777 Franklin Road, Suite 1850, Southfield, Michigan 48034 and one will be sent, without charge, by first-class mail.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

      The Board of Directors of the registrant has determined that the registrant does not currently have a member serving on its Board of Directors that meets the definition of an "audit committee financial expert" as defined in the instructions to this Form N-CSR.

      Although each member of the registrant's Board of Directors has one or more of the attributes required in order for such person to be determined to be an audit committee financial expert, no member has all of such required attributes. The Directors reviewed the attributes, education, and experience of each member of the registrant's Board of Directors, the nature of the accounting principles applicable to the registrant, and the registrant's underlying internal controls and reporting mechanisms and determined that the members of the registrant's Board of Directors, as a group, have the experience and education necessary to perform the audit committee's responsibilities, including with respect to the evaluation of the financial statements of the registrant. In addition, the Directors determined that the Board has the resources and authority necessary to discharge its responsibilities, including the authority to retain at any time independent counsel and other advisers and experts.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

      Information is contained under the caption "Fees Paid to Independent Auditors" in the registrant's Proxy Statement dated November 24, 2004 and is incorporated herein by reference.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANT.

      The registrant's shares are not listed for trading on a national securities exchange.

ITEM 6. SCHEDULE OF INVESTMENTS

      This Schedule is included as part of the Report to Shareholders filed under Item 1 hereof.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

      Not applicable because the registrant invests exclusively in non-voting portfolio securities.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

      There were no purchases by or on behalf of the registrant or any "affiliated purchaser" of shares of the registrant's equity securities during the period covered by this report.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

      Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)), within 90 days prior to the filing of this report, the registrant's principal executive officer and principal financial officer determined that the registrant's disclosure controls and procedures are appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 11. EXHIBITS.

      (a)(1) Not applicable.

      (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 (filed herewith).

      (a)(3) Not applicable.

      (b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 (furnished herewith).

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KEYCO BOND FUND, INC.

By: /S/ JOEL D. TAUBER
    ------------------------------
    Joel D. Tauber, President

Date: November 24, 2004

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /S/ JOEL D. TAUBER
    ------------------------------
    Joel D. Tauber, President

By: /S/ ELLEN T. HORING
    ------------------------------
    Ellen T. Horing, Treasurer

Date:  November 24, 2004

                                  EXHIBIT INDEX

Exhibit No.     Description
EX.99.CERT      Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

EX.99.906CERT   Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.